Cash and cash equivalents and Marketable securities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Cash	$ 112	$ 216
Total short-term financial investments	10,239	7,780
Total cash and cash equivalents	10,351	7,996	$ 16,287
Country B R [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	970	3,007
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	9,269	4,773
Automatic Investing Accounts And Interest Checking Accounts [Member] | Country B R [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	778	2,763
Automatic Investing Accounts And Interest Checking Accounts [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	3,794	2,365
Other Investment Funds [Member] | Country B R [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	192	244
Time Deposits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	5,471	2,388
Other Financial Investments [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	$ 4	$ 20